John Hancock
Investors Trust
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.7% (1.1% of Total investments)					$2,544,035
(Cost $2,479,634)
U.S. Government Agency 1.7%					2,544,035
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40		884,288	950,181
30 Yr Pass Thru	4.000	09-01-41		703,164	755,352
30 Yr Pass Thru	4.000	10-01-41		415,045	445,930
30 Yr Pass Thru	4.000	01-01-42		217,242	233,334

30 Yr Pass Thru	6.500	01-01-39		135,416	159,238
Foreign government obligations 0.3% (0.2% of Total investments)					$535,335
(Cost $567,138)
Argentina 0.3%					535,335

Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41		1,500,000	535,335

Corporate bonds 137.6% (88.6% of Total investments)					$212,556,645
(Cost $210,256,609)
Communication services 27.1%					41,895,168
Diversified telecommunication services 5.7%
Connect Finco SARL (A)	6.750	10-01-26		1,110,000	1,150,493
Iliad Holding SASU (A)	6.500	10-15-26		905,000	916,430
Level 3 Financing, Inc. (A)	4.625	09-15-27		1,245,000	1,238,900
Radiate Holdco LLC (A)	6.500	09-15-28		1,555,000	1,500,575
Telecom Argentina SA (A)	8.000	07-18-26		350,000	328,125
Telecom Italia Capital SA	6.000	09-30-34		1,560,000	1,536,600
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		1,500,000	1,506,915
Zayo Group Holdings, Inc. (A)	6.125	03-01-28		720,000	679,248
Entertainment 2.7%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26		1,090,000	1,016,327
Cinemark USA, Inc. (A)	8.750	05-01-25		950,000	996,313
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		955,000	949,146
Netflix, Inc.	5.875	11-15-28		1,000,000	1,158,750
Interactive media and services 0.8%
Cars.com, Inc. (A)	6.375	11-01-28		750,000	780,000
Match Group Holdings II LLC (A)	5.625	02-15-29		500,000	520,000
Media 10.1%
Altice Financing SA (A)	5.000	01-15-28		510,000	474,443
Altice Financing SA (A)	5.750	08-15-29		400,000	373,872
Altice France Holding SA (A)(B)(C)	6.000	02-15-28		710,000	647,982
Altice France SA (A)(C)	5.500	10-15-29		1,250,000	1,184,613
Cable One, Inc. (A)(B)(C)	4.000	11-15-30		456,000	429,415
CCO Holdings LLC (A)	4.250	01-15-34		860,000	795,715
CCO Holdings LLC (A)	5.125	05-01-27		645,000	661,157
Comcast Corp. (B)(C)	3.300	04-01-27		820,000	860,105
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27		1,175,000	1,201,179
Gannett Holdings LLC (A)	6.000	11-01-26		690,000	698,625
Globo Comunicacao e Participacoes SA (A)(B)(C)	5.500	01-14-32		245,000	235,298
Grupo Televisa SAB (B)(C)	4.625	01-30-26		725,000	774,996
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,085,697
iHeartCommunications, Inc. (B)(C)	8.375	05-01-27		1,200,000	1,255,038
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		945,000	980,419
Midas OpCo Holdings LLC (A)	5.625	08-15-29		1,000,000	983,000
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
National CineMedia LLC	5.750	08-15-26		400,000	$280,000
Sirius XM Radio, Inc. (A)(C)	3.875	09-01-31		860,000	795,500
Townsquare Media, Inc. (A)(C)	6.875	02-01-26		470,000	488,109
ViacomCBS, Inc. (C)	5.850	09-01-43		1,125,000	1,424,809
Wireless telecommunication services 7.8%
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	497,889
SoftBank Group Corp.	5.125	09-19-27		1,000,000	970,810
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27		4,573,000	4,447,228
Sprint Corp. (C)	7.125	06-15-24		1,750,000	1,907,500
Sprint Corp. (C)	7.875	09-15-23		1,000,000	1,080,000
T-Mobile USA, Inc. (C)	3.375	04-15-29		1,000,000	982,600
U.S. Cellular Corp.	6.700	12-15-33		1,895,000	2,101,347
Consumer discretionary 22.5%					34,766,911
Auto components 0.8%
The Goodyear Tire & Rubber Company (A)	5.000	07-15-29		550,000	550,275
The Goodyear Tire & Rubber Company (B)(C)	5.250	04-30-31		650,000	655,688
Automobiles 6.4%
Ford Motor Company	3.250	02-12-32		204,000	194,073
Ford Motor Company	4.750	01-15-43		683,000	698,053
General Motors Company (C)	5.400	10-02-23		1,150,000	1,218,220
General Motors Company (C)	6.750	04-01-46		1,500,000	2,026,015
General Motors Company (C)	6.800	10-01-27		1,434,000	1,721,800
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(C)(D)	5.700	09-30-30		1,000,000	1,123,800
Nissan Motor Company, Ltd. (A)	4.345	09-17-27		2,000,000	2,114,228
Thor Industries, Inc. (A)(B)(C)	4.000	10-15-29		850,000	809,625
Diversified consumer services 1.9%
Garda World Security Corp. (A)	4.625	02-15-27		750,000	731,700
Sotheby’s (A)(C)	7.375	10-15-27		780,000	810,365
Stena International SA (A)(C)	6.125	02-01-25		800,000	820,856
StoneMor, Inc. (A)	8.500	05-15-29		530,000	541,925
Hotels, restaurants and leisure 10.1%
Affinity Gaming (A)(C)	6.875	12-15-27		1,000,000	1,015,000
Caesars Entertainment, Inc. (A)	4.625	10-15-29		710,000	679,756
Caesars Resort Collection LLC (A)	5.750	07-01-25		280,000	288,316
Carnival Corp. (A)	6.000	05-01-29		673,000	647,426
Carnival Corp. (A)	7.625	03-01-26		750,000	765,000
CEC Entertainment LLC (A)	6.750	05-01-26		830,000	797,240
Dave & Buster’s, Inc. (A)	7.625	11-01-25		320,000	338,400
Everi Holdings, Inc. (A)	5.000	07-15-29		180,000	179,100
Expedia Group, Inc. (C)	4.625	08-01-27		815,000	887,408
Expedia Group, Inc. (C)	5.000	02-15-26		1,000,000	1,096,375
Full House Resorts, Inc. (A)	8.250	02-15-28		670,000	686,750
Jacobs Entertainment, Inc. (A)	6.750	02-15-29		255,000	257,550
Jacobs Entertainment, Inc. (A)	7.875	02-01-24		1,261,000	1,290,129
Life Time, Inc. (A)	5.750	01-15-26		850,000	853,400
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25		195,000	201,581
MGM Resorts International	6.000	03-15-23		610,000	629,825
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		640,000	650,432
New Red Finance, Inc. (A)(C)	4.375	01-15-28		935,000	917,422
Premier Entertainment Sub LLC (A)	5.625	09-01-29		880,000	829,321
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Travel + Leisure Company (A)(C)	4.625	03-01-30	639,000	$625,421
Travel + Leisure Company (C)	6.600	10-01-25	1,190,000	1,297,100
Travel + Leisure Company (A)(C)	6.625	07-31-26	465,000	496,388
Wyndham Hotels & Resorts, Inc. (A)(C)	4.375	08-15-28	180,000	178,596
Household durables 0.4%
Taylor Morrison Communities, Inc. (A)(C)	5.125	08-01-30	600,000	621,876
Multiline retail 1.1%
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	04-01-29	475,000	484,120
Nordstrom, Inc. (B)(C)	4.250	08-01-31	500,000	462,340
Nordstrom, Inc. (B)(C)	5.000	01-15-44	900,000	802,125
Specialty retail 1.4%
Asbury Automotive Group, Inc. (A)(C)	4.625	11-15-29	160,000	157,443
Carvana Company (A)	5.875	10-01-28	750,000	704,993
Lithia Motors, Inc. (A)	3.875	06-01-29	550,000	540,375
Lithia Motors, Inc. (A)	4.375	01-15-31	675,000	678,780
Textiles, apparel and luxury goods 0.4%
Kontoor Brands, Inc. (A)	4.125	11-15-29	720,000	690,300
Consumer staples 1.4%				2,148,478
Food products 0.8%
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	647,000	639,175
Post Holdings, Inc. (A)(C)	5.625	01-15-28	510,000	523,678
Household products 0.6%
Edgewell Personal Care Company (A)	5.500	06-01-28	950,000	985,625
Energy 16.6%				25,583,524
Energy equipment and services 1.7%
CSI Compressco LP (A)(B)(C)	7.500	04-01-25	500,000	501,250
CSI Compressco LP (A)	7.500	04-01-25	380,000	380,950
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	1,236,699	1,193,415
Transocean, Inc. (A)	8.000	02-01-27	655,000	494,525
Oil, gas and consumable fuels 14.9%
Antero Midstream Partners LP (A)	5.375	06-15-29	425,000	427,801
Antero Resources Corp. (B)(C)	5.000	03-01-25	735,000	744,033
Antero Resources Corp. (A)(C)	5.375	03-01-30	170,000	175,916
Antero Resources Corp. (A)(C)	7.625	02-01-29	529,000	576,610
Calumet Specialty Products Partners LP (B)(C)	7.750	04-15-23	450,000	450,630
Cenovus Energy, Inc. (C)	6.750	11-15-39	295,000	384,736
Cheniere Energy Partners LP (A)	3.250	01-31-32	325,000	305,689
Cheniere Energy Partners LP	4.500	10-01-29	1,620,000	1,655,996
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22	700,000	670,621
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	560,000	533,572
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (B)(C)	5.750	07-15-80	250,000	273,750
Energy Transfer LP (B)(C)	4.200	04-15-27	1,000,000	1,062,405
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	1,285,000	1,306,684
Marathon Petroleum Corp. (C)	4.750	09-15-44	1,500,000	1,639,996
MEG Energy Corp. (A)	5.875	02-01-29	237,000	240,851
New Fortress Energy, Inc. (A)(C)	6.500	09-30-26	1,000,000	935,000
Occidental Petroleum Corp. (C)	5.500	12-01-25	450,000	477,521
Occidental Petroleum Corp. (B)(C)	6.375	09-01-28	340,000	386,750
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp. (C)	6.625	09-01-30		340,000	$398,993
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(D)	0.000	02-28-22		100,959	189
Parkland Corp. (A)(C)	5.875	07-15-27		1,150,000	1,185,731
Parsley Energy LLC (A)(C)	4.125	02-15-28		1,115,000	1,137,300
Petroleos Mexicanos (A)	6.700	02-16-32		632,000	625,617
Petroleos Mexicanos	7.470	11-12-26	MXN	31,356,000	1,362,287
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (C)(D)	6.125	11-15-22		1,100,000	924,000
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27		1,000,000	1,103,014
Southwestern Energy Company (C)	8.375	09-15-28		1,570,000	1,722,604
Sunoco LP (A)(C)	4.500	04-30-30		374,000	367,261
Talos Production, Inc. (C)	12.000	01-15-26		660,000	701,250
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		1,155,000	1,236,577
Financials 24.5%					37,921,486
Banks 15.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (C)(D)	6.100	03-17-25		2,760,000	2,975,032
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (B)(C)(D)	6.125	12-15-25		885,000	941,153
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(D)	7.000	08-16-28		1,205,000	1,364,663
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)(C)(D)	5.650	10-06-25		1,000,000	1,072,500
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(D)	7.875	01-23-24		865,000	937,444
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)(D)	8.125	12-23-25		1,495,000	1,728,728
Freedom Mortgage Corp. (A)	6.625	01-15-27		795,000	738,396
Freedom Mortgage Corp. (A)(B)(C)	8.250	04-15-25		709,000	709,121
HSBC Holdings PLC (4.600% to 12-17-30, then 5 Year CMT + 3.649%) (C)(D)	4.600	12-17-30		1,250,000	1,203,913
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (C)(D)	6.500	03-23-28		2,080,000	2,234,606
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25		1,135,000	1,214,450
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)(D)	6.750	02-01-24		3,500,000	3,747,450
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(D)	7.500	06-27-24		1,665,000	1,806,825
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)(C)(D)	6.000	12-29-25		675,000	710,843
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)(D)	3.700	01-15-27		930,000	893,730
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)(D)	5.875	06-15-25		1,565,000	1,673,063
Capital markets 1.2%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) (A)(D)	7.250	09-12-25		1,500,000	1,603,125
Jane Street Group (A)	4.500	11-15-29		260,000	254,899
Consumer finance 4.6%
Ally Financial, Inc. (B)(C)	5.800	05-01-25		2,000,000	2,205,738
Avation Capital SA (8.250% Cash or 9.000% PIK) (A)	8.250	10-31-26		741,690	623,020
Enova International, Inc. (A)(B)(C)	8.500	09-01-24		465,000	468,385
Enova International, Inc. (A)	8.500	09-15-25		1,200,000	1,234,584
OneMain Finance Corp. (C)	6.875	03-15-25		1,650,000	1,790,250
World Acceptance Corp. (A)(C)	7.000	11-01-26		860,000	825,772
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 2.9%
Athene Holding, Ltd. (C)	6.150	04-03-30	1,500,000	$1,789,814
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) (B)(C)	3.700	10-01-50	2,100,000	2,055,749
SBL Holdings, Inc. (A)(C)	5.000	02-18-31	587,000	602,608
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)(C)	5.500	11-01-23	500,000	515,625
Health care 7.4%				11,378,299
Health care equipment and supplies 0.4%
Mozart Debt Merger Sub, Inc. (A)	3.875	04-01-29	530,000	510,761
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29	160,000	155,600
Health care providers and services 4.0%
Cano Health LLC (A)(B)(C)	6.250	10-01-28	668,000	641,280
Centene Corp.	3.375	02-15-30	515,000	505,344
Centene Corp.	4.625	12-15-29	400,000	415,928
DaVita, Inc. (A)	3.750	02-15-31	440,000	404,228
Encompass Health Corp. (B)(C)	4.750	02-01-30	600,000	592,500
HCA, Inc. (C)	5.250	04-15-25	1,000,000	1,087,798
HCA, Inc. (C)	5.500	06-15-47	1,760,000	2,124,649
HealthEquity, Inc. (A)	4.500	10-01-29	390,000	381,225
Pharmaceuticals 3.0%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	1,000,000	1,029,800
Bausch Health Companies, Inc. (A)	4.875	06-01-28	1,700,000	1,611,328
Bausch Health Companies, Inc. (A)	7.000	01-15-28	900,000	806,625
Jazz Securities DAC (A)	4.375	01-15-29	378,000	373,218
Organon & Company (A)(C)	4.125	04-30-28	750,000	738,015
Industrials 17.4%				26,816,115
Aerospace and defense 1.3%
Bombardier, Inc. (A)	7.125	06-15-26	570,000	579,263
Bombardier, Inc. (A)(B)(C)	7.875	04-15-27	1,380,000	1,398,602
Air freight and logistics 0.1%
Watco Companies LLC (A)	6.500	06-15-27	164,000	169,740
Airlines 4.6%
American Airlines 2013-1 Class A Pass Through Trust	4.000	07-15-25	386,908	370,457
American Airlines Group, Inc. (A)(B)(C)	5.000	06-01-22	450,000	453,375
American Airlines, Inc. (A)	11.750	07-15-25	1,100,000	1,331,473
Delta Air Lines, Inc. (A)(C)	7.000	05-01-25	1,000,000	1,119,862
Delta Air Lines, Inc. (B)(C)	7.375	01-15-26	900,000	1,024,853
United Airlines 2020-1 Class A Pass Through Trust (C)	5.875	10-15-27	428,785	459,336
United Airlines 2020-1 Class B Pass Through Trust (C)	4.875	01-15-26	1,469,664	1,504,142
United Airlines, Inc. (A)	4.625	04-15-29	825,000	816,313
Virgin Australia Holdings Proprietary, Ltd. (A)(E)	8.125	11-15-24	1,100,000	42,625
Building products 0.2%
Builders FirstSource, Inc. (A)	5.000	03-01-30	370,000	379,857
Commercial services and supplies 2.0%
Allied Universal Holdco LLC (A)(C)	6.625	07-15-26	1,100,000	1,129,552
APX Group, Inc. (A)(B)(C)	5.750	07-15-29	665,000	625,492
Cimpress PLC (A)	7.000	06-15-26	1,300,000	1,336,309
Construction and engineering 2.3%
AECOM (C)	5.125	03-15-27	900,000	937,125
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	650,000	652,373
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
MasTec, Inc. (A)	4.500	08-15-28	450,000	$455,679
Picasso Finance Sub, Inc. (A)(C)	6.125	06-15-25	425,000	440,504
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	1,000,000	990,915
Electrical equipment 0.6%
Atkore, Inc. (A)	4.250	06-01-31	345,000	339,566
Vertiv Group Corp. (A)	4.125	11-15-28	564,000	549,624
Machinery 0.8%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	625,000	649,888
TK Elevator U.S. Newco, Inc. (A)(C)	5.250	07-15-27	600,000	607,500
Marine 0.3%
Seaspan Corp. (A)(C)	5.500	08-01-29	460,000	454,931
Professional services 0.4%
Nielsen Finance LLC (A)(C)	4.500	07-15-29	700,000	652,750
Road and rail 2.2%
The Hertz Corp. (A)	4.625	12-01-26	80,000	77,616
Uber Technologies, Inc. (A)	6.250	01-15-28	1,165,000	1,208,688
Uber Technologies, Inc. (A)	7.500	09-15-27	600,000	638,880
Uber Technologies, Inc. (A)	8.000	11-01-26	1,350,000	1,431,554
Trading companies and distributors 2.6%
Ashland LLC	6.875	05-15-43	845,000	1,068,317
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	980,000	935,606
Boise Cascade Company (A)	4.875	07-01-30	625,000	650,000
H&E Equipment Services, Inc. (A)	3.875	12-15-28	800,000	759,560
WESCO Distribution, Inc. (A)(C)	7.250	06-15-28	535,000	573,788
Information technology 4.1%				6,372,736
IT services 1.4%
Block, Inc. (A)	3.500	06-01-31	325,000	309,563
Sabre GLBL, Inc. (A)(B)(C)	9.250	04-15-25	1,000,000	1,123,060
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25	725,000	697,813
Software 0.6%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	405,000	417,231
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	600,000	615,369
Technology hardware, storage and peripherals 2.1%
Dell International LLC (C)	8.350	07-15-46	396,000	624,842
Seagate HDD Cayman (B)(C)	5.750	12-01-34	700,000	759,185
Xerox Corp. (C)	6.750	12-15-39	450,000	468,140
Xerox Holdings Corp. (A)(B)(C)	5.500	08-15-28	1,350,000	1,357,533
Materials 7.6%				11,716,507
Chemicals 2.6%
Braskem Idesa SAPI (A)	6.990	02-20-32	440,000	436,700
Orbia Advance Corp. SAB de CV (A)	5.500	01-15-48	835,000	921,631
SCIL IV LLC (A)(C)	5.375	11-01-26	530,000	531,325
The Chemours Company (A)	5.750	11-15-28	1,000,000	1,015,380
Trinseo Materials Operating SCA (A)(C)	5.125	04-01-29	1,100,000	1,110,230
Containers and packaging 1.9%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	639,882	646,281
Graphic Packaging International LLC (A)	3.750	02-01-30	850,000	816,000
Sealed Air Corp. (A)(C)	6.875	07-15-33	500,000	597,500
Trivium Packaging Finance BV (A)(C)	5.500	08-15-26	900,000	907,308
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 3.1%
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	1,400,000	$1,487,500
Freeport-McMoRan, Inc.	4.250	03-01-30	550,000	560,296
Freeport-McMoRan, Inc.	5.450	03-15-43	825,000	970,406
Novelis Corp. (A)(C)	4.750	01-30-30	810,000	805,950
QVC, Inc. (B)(C)	5.950	03-15-43	1,000,000	910,000
Real estate 3.8%				5,923,270
Equity real estate investment trusts 1.5%
GLP Capital LP	5.375	04-15-26	815,000	880,379
Trust Fibra Uno	6.390	01-15-50	1,000,000	1,120,850
VICI Properties LP (A)(C)	4.625	12-01-29	350,000	360,245
Real estate management and development 2.3%
Realogy Group LLC (A)(C)	5.750	01-15-29	690,000	677,787
Shimao Group Holdings, Ltd.	6.125	02-21-24	2,500,000	1,193,750
Sunac China Holdings, Ltd.	7.500	02-01-24	1,500,000	903,750
WeWork Companies, Inc. (A)(B)(C)	7.875	05-01-25	850,000	786,509
Utilities 5.2%				8,034,151
Electric utilities 3.6%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (B)(C)	3.250	01-15-82	1,400,000	1,309,277
Instituto Costarricense de Electricidad (A)	6.375	05-15-43	1,595,000	1,299,925
NRG Energy, Inc. (A)(C)	3.375	02-15-29	275,000	254,035
NRG Energy, Inc. (A)(C)	3.625	02-15-31	430,000	398,825
NRG Energy, Inc. (C)	6.625	01-15-27	336,000	347,340
Vistra Operations Company LLC (A)(C)	5.500	09-01-26	900,000	918,000
Vistra Operations Company LLC (A)(C)	5.625	02-15-27	1,000,000	1,020,030
Gas utilities 1.2%
AmeriGas Partners LP	5.750	05-20-27	1,000,000	1,056,670
NGL Energy Operating LLC (A)(C)	7.500	02-01-26	749,000	760,984
Independent power and renewable electricity producers 0.4%

Clearway Energy Operating LLC (A)	4.750	03-15-28	650,000	669,065

Term loans (F) 6.6% (4.3% of Total investments)				$10,246,805
(Cost $10,455,688)
Communication services 0.6%				910,720
Entertainment 0.4%
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%)	2.855	03-13-28	540,913	538,830
Media 0.2%
Hoya Midco LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	06-30-24	372,822	371,890
Consumer discretionary 1.6%				2,421,273
Diversified consumer services 0.5%
Sotheby’s, 2021 Term Loan B (3 month LIBOR + 4.500%)	5.000	01-15-27	678,548	679,681
Hotels, restaurants and leisure 1.1%
Fertitta Entertainment LLC, 2022 Term Loan B (G)	TBD	01-27-29	550,000	551,606
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	3.500	08-02-28	997,500	995,216
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	12-16-24	193,389	194,770
Energy 0.3%				435,375
Oil, gas and consumable fuels 0.3%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	10.000	11-01-25	405,000	435,375
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 1.1%				$1,783,080
Health care providers and services 0.5%
US Renal Care, Inc., 2021 Term Loan B (1 month LIBOR + 5.500%)	6.500	06-26-26	798,000	791,520
Pharmaceuticals 0.6%
Bausch Health Companies, Inc. 2022 Term Loan B (G)	TBD	01-27-27	1,000,000	991,560
Industrials 0.7%				1,092,327
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(H)	0.000	07-13-21	51,038	0
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(H)	0.000	03-13-22	514,063	0
Professional services 0.7%
Trans Union LLC, 2021 Term Loan B6 (1 month LIBOR + 2.250%)	2.750	12-01-28	1,097,419	1,092,327
Information technology 2.0%				3,150,149
Software 2.0%
Ascend Learning LLC, 2021 Term Loan (3 month LIBOR + 3.500%)	4.000	12-11-28	300,000	299,625
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26	2,138,838	2,138,838
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%)	8.750	06-16-26	782,786	711,686
Materials 0.3%				453,881
Chemicals 0.2%
KRATON Polymers US LLC, 2021 USD Term Loan (G)	TBD	11-18-28	325,000	325,813
Construction materials 0.1%

Standard Industries, Inc., 2021 Term Loan B (3 month LIBOR + 2.500%)	3.000	09-22-28	128,050	128,068

Collateralized mortgage obligations 0.1% (0.0% of Total investments)				$87,881
(Cost $103,663)
Commercial and residential 0.1%				74,787
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	1,898,646	19,617
Series 2007-4, Class ES IO	0.350	07-19-47	2,010,793	26,533
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,043,647	28,637
U.S. Government Agency 0.0%				13,094
Government National Mortgage Association
Series 2012-114, Class IO	0.661	01-16-53	631,911	13,094
Asset backed securities 0.0% (0.0% of Total investments)				$14,672
(Cost $15,715)
Asset backed securities 0.0%				14,672
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,388	14,672

	Shares	Value
Common stocks 0.9% (0.6% of Total investments)		$1,357,983
(Cost $2,008,666)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (H)(I)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (H)(I)	82,159	0
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Shares	Value
Utilities 0.9%		$1,357,983
Multi-utilities 0.9%
Algonquin Power & Utilities Corp.	20,000	934,600

Dominion Energy, Inc.	4,150	423,383
Preferred securities 5.0% (3.2% of Total investments)		$7,715,175
(Cost $7,721,377)
Communication services 0.8%		1,266,092
Media 0.8%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	686	682,292
ViacomCBS, Inc., 5.750% (B)(C)	10,000	583,800
Energy 0.3%		493,020
Oil, gas and consumable fuels 0.3%
Energy Transfer LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%) (B)(C)	19,800	493,020
Industrials 0.6%		862,750
Professional services 0.6%
Clarivate PLC, 5.250%	12,500	862,750
Utilities 3.3%		5,093,313
Electric utilities 1.9%
American Electric Power Company, Inc., 6.125%	23,150	1,228,802
NextEra Energy, Inc., 6.219% (B)(C)	13,533	695,461
The Southern Company, 6.750%	18,309	975,870
Gas utilities 0.7%
UGI Corp., 7.250% (B)(C)	10,000	1,033,800
Multi-utilities 0.7%
DTE Energy Company, 6.250% (B)(C)	22,800	1,159,380

Warrants 0.0% (0.0% of Total investments)		$4,938
(Cost $0)
Avation Capital SA (I)(J)	12,775	4,938

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$1,323
(Cost $0)
LSC Communications, Inc. (A)(I)	2,100,000	1,323
Short-term investments 3.1% (2.0% of Total investments)		$4,901,000
(Cost $4,901,000)
Repurchase agreement 3.1%		4,901,000
Repurchase Agreement with State Street Corp. dated 1-31-22 at 0.000% to be repurchased at $4,901,000 on 2-1-22, collateralized by $5,028,100 U.S. Treasury Notes, 0.875% due 1-31-24 (valued at $4,999,031)	4,901,000	4,901,000

Total investments (Cost $238,509,490) 155.3%	$239,965,792
Other assets and liabilities, net (55.3%)	(85,497,758)
Total net assets 100.0%	$154,468,034

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $117,336,603 or 76.0% of the fund’s net assets as of 1-31-22.
(B)	All or a portion of this security is on loan as of 1-31-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-22 was $109,161,757. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $27,167,122.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	Strike price and/or expiration date not available.
The fund had the following country composition as a percentage of total investments on 1-31-22:
United States	73.3%
Mexico	3.8%
Canada	3.4%
United Kingdom	3.3%
Japan	3.1%
France	2.6%
Luxembourg	2.4%
Ireland	1.1%
Other countries	7.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,047,248	MXN	62,854,056	GSI	3/16/2022	$21,890	—
						$21,890	—

Derivatives Currency Abbreviations
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$2,544,035	—	$2,544,035	—
Foreign government obligations	535,335	—	535,335	—
Corporate bonds	212,556,645	—	212,556,645	—
Term loans	10,246,805	—	10,246,805	—
Collateralized mortgage obligations	87,881	—	87,881	—
Asset backed securities	14,672	—	14,672	—
Common stocks	1,357,983	$1,357,983	—	—
Preferred securities	7,715,175	7,032,883	682,292	—
Warrants	4,938	—	4,938	—
Escrow certificates	1,323	—	1,323	—
Short-term investments	4,901,000	—	4,901,000	—
Total investments in securities	$239,965,792	$8,390,866	$231,574,926	—
Derivatives:
Assets
Forward foreign currency contracts	$21,890	—	$21,890	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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